[LOGO OF EATON                               [PHOTO OF BRICK WALL AND EDUCATION
VANCE APPEARS HERE]                                    SIGN APPEARS HERE]



Semiannual Report March 31, 1997



                                      EV

                                    CLASSIC

                                    NATIONAL
[PHOTO OF HIGHWAY
APPEARS HERE]                      MUNICIPALS

                                     FUND



                                  Eaton Vance
                     Global Management-Global Distribution


[PHOTO OF BRIDGE APPEARS HERE]

                                                                         Classic

EV Classic National Municipals Fund as of March 31, 1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OMITTED]

Thomas M. Metzold,
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
   The Economy

 . The U.S. economy in the second half of 1996 was favorable for the bond markets, as continued moderate growth and low inflation combined with a reduced federal budget deficit. Against this back-drop, bond yields finished the year lower than at mid-year.

 . The first quarter of 1997 has been marked by stronger-than-expected economic growth, a tightening labor market, and increasing uneasiness over inflation, which remains low. First quarter Gross Domestic Product (GDP) grew at a remarkably fast annual rate of 5.6%, the strongest quarterly growth in over a decade.

 . Consumer spending surged 6.4% in the first quarter of 1997, aided by rising employment and a milder-than-normal winter in some parts of the nation. Consumer spending had increased by 3.4% in the final quarter of 1996.

   The Bond Market

 .  At its March 25 meeting, the Federal Reserve raised the Federal Funds Target
   Rate 0.25% in an effort to slow the economy and make a preemptory strike at inflation.

 . In response to 1997's economic events and the increase in short-term interest rates, the bond market has sold off somewhat. The yield on the 30-year Treasury Bond - a widely held gauge of bond market sentiment - rose to 7.08% on March 31 from 6.64% at the end of 1996. Despite a subsequent rally in bond prices since March 31, investors remain concerned about further rate hikes by the Federal Reserve.

 . During the past six months, the municipal bond market has outperformed the Treasury market. As discussion of the flat-tax faded from the political agenda in 1996, investors focused on the excellent values that tax-exempt bonds represent.

The Fund
--------------------------------------------------------------------------------
   The Past Six Months

 . During the six months ended March 31, 1997, the Fund had a total return of 2.0%./1/

 . This return resulted from a decrease in net asset value per share to $9.35 on March 31, 1997 from $9.41 on September 30, 1996, and the reinvestment of $0.249 per share in tax-free income dividends./2/

 . Based on the Fund's most recent dividend, and a net asset value of $9.35 per share, the Fund's distribution rate on March 31, 1997 was 5.37%.

 . To equal 5.37% in a taxable investment, a couple in the 36% combined federal and state tax bracket would need a yield of 8.39%.

   Management Discussion

 . The Fund has benefited from investments in a wide range of projects and special situations, producing higher-than-average yields while maintaining strong underlying fundamentals. In a difficult interest rate environment, these bonds generally held their values well while continuing to pay high tax-exempt income.

 . Unlike the broader market, which is typically sensitive to interest rate movements, this Fund's holdings tend to be more credit-driven. As a result, their performance is more dependent on the fundamentals and financial strength of the underlying projects that secure the bonds.

 . The Fund remains well-diversified, with strength in the industrial development, health care, and transportation sectors.

--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
================================================================================

/1/ This return does not include the maximum applicable 1% contingent deferred sales charge (CDSC).
/2/ Aportion of the Fund's income could be subject to federal income tax and/or alternative minimum tax.

/3/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect the maximum applicable 1% contingent deferred sales charge (CDSC) deducted for redemptions made within the first 12 months of investment. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/4/ Based on market value as of 3/31/97. May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------
Fund Information
as of March 31, 1997


Performance/3/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                5.7%
Life of Fund (12/3/93)  3.8

SEC Average Annual Total Returns (including 1% maximum applicable CDSC)
--------------------------------------------------------------------------------
One Year                4.7%
Life of Fund (12/3/93)  3.8



5 Largest Sectors/4/
--------------------------------------------------------------------------------
By total investments

------------------------------------------------------
Industrial revenue/pollution control 17.1%
------------------------------------------------------
-----------------------------------------
Escrowed 12.3%
-----------------------------------------
---------------------------
Hospitals 10.6%
---------------------------
------------------------
Nursing homes 7.7%
------------------------
-------------------
Transportation 6.7%
-------------------

Portfolio Overview/4/
--------------------------------------------------------------------------------
Number of Issues           237
Average Maturity      24.8 Yrs.
Effective Maturity    13.4 Yrs.
Average Rating               A-
Average Call          10.1 Yrs.
Average Dollar Price    $91.45

EV Classic National Municipals Fund  as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 1997

Assets
--------------------------------------------------------------------------------
Investment in National Municipals Portfolio, at value
    (Note 1A) (identified cost, $70,512,755)                 $71,570,191

Receivable for Fund shares sold                                  201,011

Deferred organization expenses (Note 1D)                          17,241
--------------------------------------------------------------------------------
Total assets                                                 $71,788,443
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Dividends payable                                            $    73,899

Payable for Fund shares redeemed                                 221,186

Payable to affiliate - Trustees' fees (Note 4)                       400

Accrued expenses                                                  16,460
--------------------------------------------------------------------------------
Total liabilities                                            $   311,945
--------------------------------------------------------------------------------
Net Assets for 7,641,352 shares of beneficial interest
    outstanding                                              $71,476,498
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                              $72,875,214

Accumulated net realized loss on investments
    (computed on basis of identified cost)                    (2,519,885)

Accumulated undistributed net investment income                   63,733

Unrealized appreciation of investments (computed on
    basis of identified cost)                                  1,057,436
--------------------------------------------------------------------------------
Total                                                        $71,476,498
--------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------------
($71,476,498 / 7,641,352 shares of
     beneficial interest outstanding)                        $      9.35
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
March 31, 1997

Investment Income
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                     $ 2,490,448

Expenses allocated from Portfolio                               (188,206)
--------------------------------------------------------------------------------
Net investment income from Portfolio                         $ 2,302,242
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                    $       795

Distribution fees (Note 5)                                       350,573

Transfer and dividend disbursing agent fees                       22,570

Printing and postage                                              17,978

Registration fees                                                 15,545

Legal and accounting services                                      9,457

Amortization of organization expenses (Note 1D)                    5,127

Custodian fee                                                      3,503

Miscellaneous                                                      1,570
--------------------------------------------------------------------------------
Total expenses                                               $   427,118
--------------------------------------------------------------------------------


Net investment income                                        $ 1,875,124
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --

    Investment transactions (identified cost basis)          $   483,639

    Financial futures contracts                                 (604,432)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                 $  (120,793)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

    Investment transactions                                  $  (542,635)

    Financial futures contracts                                  196,721
--------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of investments                            $  (345,914)
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments              $  (466,707)
--------------------------------------------------------------------------------

Net increase in net assets from operations                   $ 1,408,417
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Classic National Municipals Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets




                                         Six Months Ended
Increase (Decrease)                      March 31, 1997      Year Ended
in Net Assets                            (Unaudited)         September 30, 1996
--------------------------------------------------------------------------------
From operations --

    Net investment income                 $  1,875,124            $  3,140,153

    Net realized loss
       on investments                         (120,793)               (106,066)

    Net change in unrealized
       appreciation
       (depreciation) of
       investments                            (345,914)                371,859
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                       $  1,408,417            $  3,405,946
--------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --

    From net investment income            $ (1,848,177)           $ (3,129,526)
--------------------------------------------------------------------------------
Total distributions to shareholders       $ (1,848,177)           $ (3,129,526)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 3) --

    Proceeds from sale of shares          $ 18,856,752            $ 84,640,889

    Net asset value of shares issued to
       shareholders in payment of
       distributions declared                1,156,538               2,004,695

    Cost of shares redeemed                (15,473,279)            (60,843,865)
--------------------------------------------------------------------------------
Net increase in net assets from
    Fund share transactions               $  4,540,011            $ 25,801,719
--------------------------------------------------------------------------------

Net increase in net assets                $  4,100,251            $ 26,078,139
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $ 67,376,247            $ 41,298,108
--------------------------------------------------------------------------------
At end of period                          $ 71,476,498            $ 67,376,247
--------------------------------------------------------------------------------


Accumulated
undistributed net
investment income
included in net assets
--------------------------------------------------------------------------------
At end of period                          $     63,733            $     36,786
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Classic National Municipals Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights



                                                             Six Months Ended                 Year Ended September 30,
                                                             March 31, 1997      --------------------------------------------------
                                                             (Unaudited)            1996             1995             1994*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                             $ 9.410       $ 9.310            $ 8.980         $10.000
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $ 0.252       $ 0.511            $ 0.517         $ 0.425
Net realized and unrealized gain (loss) on investments              (0.063)        0.100              0.356          (0.961)
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                $ 0.189       $ 0.611            $ 0.873         $(0.536)
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $(0.249)      $(0.511)           $(0.517)        $(0.425)
In excess of net investment income                                      --            --             (0.026)         (0.059)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                $(0.249)      $(0.511)           $(0.543)        $(0.484)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                   $ 9.350       $ 9.410            $ 9.310         $ 8.980
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                     2.00%         6.73%             10.10%          (5.60)%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                            $71,476       $67,376            $41,298         $33,982
Ratio of net expenses to average net assets/(2)(3)/                   1.75%+        1.74%              1.79%           1.60%+
Ratio of net expenses to average net assets after custodian           1.75%+        1.73%              1.78%             --
    fee reduction/(2)/
Ratio of net investment income to average net assets                  5.35%+        5.42%              5.71%          5.39%+

+   The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses/(2)/                                                                                                      1.86%+
    Net investment income                                                                                              5.13%+
Net investment income per share                                                                                     $ 0.405

+     Annualized.

* For the period from the start of business, December 3, 1993, to September 30, 1994.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ The expense ratios for the year ended September 30, 1995 and periods thereafter, have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

EV Classic National Municipals Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  EV Classic National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (3.4% at March 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $2,087,720 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2002 ($599,696) and September 30, 2004 ($1,488,024). Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

  D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the statement of operations.

  H Interim Financial Information -- The interim financial statements relating to March 31, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at

EV Classic National Municipals Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1998 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.


3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follow:


                                         Six Months Ended
                                         March 31, 1997           Year Ended
                                         (Unaudited)              September 30, 1996
  -----------------------------------------------------------------------------------
  Sales                                         1,986,467                  9,060,672

  Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                               121,755                    213,302

  Redemptions                                  (1,629,903)                (6,545,208)
  -----------------------------------------------------------------------------------

  Net increase                                    478,319                  2,728,766
  -----------------------------------------------------------------------------------


4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.


5 Distribution Plan
  ------------------------------------------------------------------------------
  The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of
  (i) 6.25% of the aggregate amount received by the Fund for the shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by amounts theretofore paid to EVD. The Fund paid or accrued $262,930 to or payable to EVD for the six months ended March 31, 1997, representing 0.75% (annualized) of average daily net assets. At March 31, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $6,702,000.

  In addition, the Plan permits the Fund to make monthly payments of service fees to the Principal Underwriter in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Fund paid or accrued service fees to or payable to EVD for the six month period ended March 31, 1997 in the amount of $87,643. EVD makes monthly service fee payments to Authorized Firms in amounts anticipated to be equivalent to 0.25% (annualized) of the assets maintained in the Fund by their customers. On sales of shares made on January 30, 1995 and thereafter, EVD currently expects to pay an Authorized Firm a service fee at the time of sale equal to 0.25% of the purchase price of the shares sold by the such Firm and monthly payments of service fees in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets based on the value of the Funds shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

EV Classic National Municipals Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  For shares purchased on or after January 30, 1995, a contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended March 31, 1997, EVD received approximately $25,000 of CDSC paid by shareholders.

7 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 1997, aggregated $19,227,337 and $16,822,931, respectively.

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Ratings (Unaudited)
-------------------- Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)    Security                         Value
----------------------------------------------------------------------------

Assisted Living -- 5.9%
----------------------------------------------------------------------------
 NR       NR        $ 6,035    Arizona Health Facilities
                               Authority, Mesa Project,
                               7.625%, 1/1/26                  $  5,663,365

 NR       NR         17,070    Bell County, TX, Health
                               Facilities, (Care Institute
                               Inc.), 9.00%, 11/1/24             18,529,144

 NR       NR          5,000    Chester County, PA,
                               Industrial Development
                               Board (Senior Life Choice
                               of Paoli, L.P.), 8.05%,
                               1/1/24                             5,077,150

 NR       NR          3,060    Chester County, PA,
                               Kimberton Project (AMT),
                               8.50%, 9/1/25                      3,213,245

 NR       NR         12,555    Dekalb Private Hospital, GA
                               (GF/Atlanta), 8.50%, 3/1/25       12,975,467

 NR       NR          5,000    Delaware County, PA, Glen
                               Riddle Project (AMT),
                               8.625%, 9/1/25                     5,245,800

 NR       NR          4,215    Florence, KY, Housing
                               Facilities (Blue Grass RHF
                               Housing, Inc.), 9.50%,
                               7/1/17                             4,239,152

 NR       NR         15,000    Illinois Development
                               Finance Authority (Care
                               Institute, Inc.), 7.80%,
                               6/1/25                            14,619,450

 NR       NR         15,000    Louisiana Housing Finance
                               Agency (HCC Assisted Living
                               Group) (AMT), 9.00%, 3/1/25       15,797,550

 NR       NR          4,605    New Jersey Economic
                               Development Authority
                               (Chelsea at East Brunswick
                               Project) (AMT), 8.25%,
                               10/1/20                            4,568,252

 NR       NR         10,000    New Jersey Economic
                               Development Authority,
                               Forsgate Project, (AMT),
                               8.625%, 6/1/25                    10,484,100

 NR       NR          7,915    Roseville, MN, Elder Care
                               Facility (Care Institute,
                               Inc.), 7.75%, 11/1/23              7,999,374

 NR       NR         12,430    St. Paul, MN, Housing and
                               Redevelopment (Care
                               Institute, Inc.), Highland
                               Park, 8.75%, 11/1/24              13,385,121

 NR       NR          5,000    Village of North Syracuse,
                               NY, Housing Authority (AJM
                               Senior Housing, Inc.,
                               Janus Park), 8.00%, 6/1/24         4,973,350
----------------------------------------------------------------------------
                                                              $ 126,770,520
----------------------------------------------------------------------------

Cogeneration -- 5.1%
-------=--------------------------------------------------------------------
 NR       NR       $ 20,250    Maryland Energy, AES Warrior
                               Run Project (AMT), 7.40%,
                               9/1/19                         $  21,243,263

 NR       A+         30,775    New Jersey Economic
                               Development Authority,
                               Vineland Cogeneration
                               Limited Partnership Project
                               (AMT), 7.875%, 6/1/19             33,068,968

 NR       NR          9,950    Palm Beach County, Solid
                               Waste Industrial Development
                               Revenue (Osceola Power)
                               (AMT), 6.95%, 1/1/22               8,319,792

 NR       NR         18,450    Pennsylvania Economic
                               Development Authority,
                               Northampton Generating
                               Project (AMT), 6.60%,
                               1/1/19                            18,200,372

 NR       NR          5,000    Pennsylvania Economic
                               Development Authority,
                               Northampton Generating
                               Project, Junior Liens
                               (AMT), 6.95%, 1/1/21               4,890,750

 NR       NR          7,000    Pennsylvania Economic
                               Development Authority,
                               Northampton Generating
                               Project, Junior Liens,
                               (AMT), 6.875%, 1/1/11              6,849,500

 NR       NR          6,100    Pennsylvania Economic
                               Development Authority,
                               Northampton Generation
                               Project, (AMT), 6.50%,
                               1/1/13                             5,986,784

 NR       NR         10,000    Pennsylvania Economic
                               Development Authority,
                               Colver Project, (AMT),
                               8.05%, 12/1/15                    10,649,100
----------------------------------------------------------------------------
                                                               $109,208,529
----------------------------------------------------------------------------

Colleges and Universities -- 0.4%
----------------------------------------------------------------------------
 NR       BBB-     $  3,000    Massachusetts Health and
                               Educational Facilities
                               (Nichols College), 7.00%,
                               10/1/20                         $  3,145,560


                        See notes to financial statements

National Municipals Portfolio  as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)    Security                    Value
-------------------------------------------------------------------------

Colleges and Universities (continued)
-------------------------------------------------------------------------
 NR       NR       $  4,360    New Hampshire Higher
                               Educational and Health
                               (Franklin Pierce Law
                               Center), 7.50%, 7/1/22       $  4,421,127
-------------------------------------------------------------------------
                                                            $  7,566,687
-------------------------------------------------------------------------

Electric Utilities -- 0.3%
-------------------------------------------------------------------------
 NR       NR       $  5,000    West Feliciana, LA, Gulf
                               States Utilities Company
                               Project, (AMT), 9.00%,
                               5/1/15                       $  5,535,000
-------------------------------------------------------------------------
                                                            $  5,535,000
-------------------------------------------------------------------------

Escrowed / Prerefunded -- 12.3%
-------------------------------------------------------------------------
 NR       AAA      $ 65,000    Bakersfield, CA,
                               Bakersfield
                               Assisted Living
                               Center, 0%, 4/15/21          $ 12,376,650

 NR       NR          2,200    Bexar County, TX,
                               Health Facilities
                               (St. Luke's
                               Lutheran), 7.00%,
                               5/1/21                          2,560,140

 NR       AAA        27,870    Colorado Health
                               Facilities
                               Authority,
                               Retirement Housing,
                               Liberty Heights
                               Project, 0%, 7/15/20            5,464,192

 Aaa      NR         29,600    Colorado Health
                               Facilities
                               Authority,
                               Retirement Housing,
                               Liberty Heights
                               Project, 0%, 7/15/22            5,045,616

 Aa       NR          5,000    Colorado Housing
                               Finance Authority,
                               Retirement Housing,
                               Liberty Heights
                               Project, 7.55%,
                               11/1/27                         5,510,450

 Aaa      NR        225,500    Dawson Ridge
                               Metropolitan
                               District Number 1,
                               Douglas County, CO,
                               0%, 10/1/22                    40,479,504

 Baa      AAA        10,000    Detroit, MI,
                               Unlimited Tax,
                               8.70%, 4/1/10                  11,311,600

 Baa      AAA         3,500    Detroit, MI,
                               Unlimited Tax,
                               Series 1991, 8.00%,
                               4/1/11                          3,972,815

 NR       NR          7,000    Florida Mid-Bay
                               Bridge Authority,
                               6.875%, 10/1/22                 8,090,390

 NR       AAA       186,555    Illinois
                               Development Finance
                               Authority, Regency
                               Park at
                               Lincolnwood, 0%,
                               7/15/23                        29,651,052

 NR       AAA        30,360    Illinois
                               Development Finance
                               Authority, Regency
                               Park at
                               Lincolnwood, 0%,
                               7/15/25                         4,161,142

 NR       NR          4,500    Illinois, Chicago
                               Osteopathic Health
                               Systems, 7.25%,
                               5/15/22                         5,337,630

 NR       NR          4,650    Illinois, Chicago
                               Osteopathic Heath
                               Systems, 7.125%,
                               5/15/11                         5,298,629

 NR       AAA         4,000    Jackson County, OK
                               (Jackson County
                               Memorial Hospital),
                               9.00%, 8/1/15                   4,147,200

 NR       AAA        12,750    Louisiana Public
                               Facilities
                               Authority (Southern
                               Baptist Hospitals,
                               Inc.), 8.00%,
                               5/15/12                        14,978,573

 Aaa      NR        138,000    Mississippi Housing
                               Finance Corp.,
                               Single Family
                               (AMT), 0%, 6/1/15              47,986,739

 Ba1      AAA         3,090    Montgomery County,
                               PA (United
                               Hospitals, Inc.),
                               7.50%, 11/1/13                  3,318,598

 Ba1      AAA         2,000    Montgomery County,
                               PA (United
                               Hospitals, Inc.),
                               7.50%, 11/1/14                  2,147,960

 Ba1      AAA         3,465    Montgomery County,
                               PA (United
                               Hospitals, Inc.),
                               7.50%, 11/1/15                  3,721,341

 Aaa      NR          6,130    North Salt Lake
                               Municipal Building
                               Authority, Davis
                               County, UT, 8.625%,
                               12/1/17                         7,316,032

 NR       AAA         4,000    Philadelphia, PA
                               Municipal Water
                               Finance Authority,
                               7.00%, 8/1/18                   4,352,480

 NR       NR          3,465    Scottsdale, AZ,
                               Industrial
                               Development
                               Authority
                               (Westminster
                               Village, Inc.),
                               10.00%, 6/1/07                  3,602,768

 Aaa      AAA        19,165    Texas Turnpike
                               Authority (Houston
                               Ship Channel
                               Bridge), 12.625%,
                               1/1/20/(1)/                    26,287,864

 NR       AAA         5,120    Vermont Education
                               and Health
                               Buildings Financing
                               Agency,
                               Northwestern
                               Medical Center
                               Project, 9.75%,
                               9/1/18                          5,614,541
-------------------------------------------------------------------------
                                                           $ 262,733,906
-------------------------------------------------------------------------

Hospitals -- 10.6%
-------------------------------------------------------------------------
 NR       BBB       $ 7,000    Arizona Health
                               Facilities, Phoenix
                               Memorial, 8.20%,
                               6/1/21                      $   7,548,520

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)
-------------------     Principal
                        Amount
          Standard      (000
Moody's   & Poor's      omitted)    Security            Value
---------------------------------------------------------------------------
Hospitals (continued)
---------------------------------------------------------------------------
 NR        NR         $ 2,425     Berlin, MD
                                  (Atlantic General),
                                  8.375%, 6/1/22        $  2,500,975

 Baa       NR          10,180    Chaves County, NM
                                 (Eastern New Mexico
                                 Medical Center),
                                 7.25%, 12/1/22          10,706,001

 NR        BBB-         3,000    Colorado Health
                                 Facilities
                                 (National Jewish
                                 Center For
                                 Immunology and
                                 Respiratory
                                 Medicine), 6.875%,
                                 2/15/12                  3,042,210

 NR        BBB-         5,015    Colorado Health
                                 Facilities
                                 (National Jewish
                                 Center For
                                 Immunology and
                                 Respiratory
                                 Medicine), 7.10%,
                                 2/15/22                  5,078,139

 Baa       BBB         32,000    Colorado Health
                                 Facilities (Rocky
                                 Mountain Adventist
                                 Healthcare),
                                 6.625%, 2/1/22          32,681,279

 NR        AAA        177,055    Colorado Health
                                 Facilities
                                 Authority,
                                 Retirement Housing,
                                 Liberty Heights
                                 Project, 0%, 7/15/24    26,239,551

 Baa1      NR           4,000    Crossville, TN,
                                 Health and
                                 Educational
                                 Financing Authority
                                 (Cumberland Medical
                                 Center), 6.75%,
                                 11/1/12                  4,100,400

 NR        BBB+           250    Denison, TX,
                                 Hospital Authority
                                 (Texoma Medical
                                 Center), 6.125%,
                                 8/15/17(2)                 244,995

 NR        BBB+         2,500    Denison, TX,
                                 Hospital Authority
                                 (Texoma Medical
                                 Center), 6.125%,
                                 8/15/27(2)               2,424,450

 Baa1      BBB+         6,000    District of
                                 Columbia
                                 (Washington
                                 Hospital Center
                                 Issue-Medlantic
                                 Healthcare Group,
                                 Inc.), 7.125%,
                                 8/15/19                  6,284,160

 NR        A-           5,000    Dubuque, IA, Finley
                                 Hospital Project,
                                 6.875%, 1/1/12           5,305,650

 NR        BBB-         5,545    Grove City Area
                                 Hospital Authority,
                                 PA (United
                                 Community
                                 Hospital), 8.125%,
                                 7/1/12                   5,632,833

 NR        BBB-         4,000    Hawaii Department
                                 of Budget and
                                 Finance, Special
                                 Purpose Mortgage
                                 Revenue (Wahiawa
                                 General Hospital),
                                 7.50%, 7/1/12            4,239,600

 NR        NR           4,620    Health Services
                                 Authority of
                                 Hazelton, Luzerne
                                 County, PA
                                 (Hazleton-Saint
                                 Joseph Medical
                                 Center), 8.375%,
                                 7/1/12                   5,449,198

 Baa1      NR          1,000    Illinois Health
                                Facilities
                                Authority (Holy
                                Cross Hospital),
                                6.70%, 3/1/14            1,027,930

 Baa1      NR          2,650    Illinois Health
                                Facilities
                                Authority (Holy
                                Cross Hospital),
                                6.75%, 3/1/24            2,723,856

 Baa2      NR          4,500    Indiana Health
                                Facility Financing
                                Authority (Memorial
                                Hospital and Health
                                Care Center),
                                7.40%, 3/1/22            4,749,255

 A3        BBB+        3,750    Louisiana Public
                                Facilities
                                Authority (Woman's
                                Hospital
                                Foundation), 7.25%,
                                10/1/22                  3,990,713

 NR        BBB         8,250    Louisiana Public
                                Finance Authority,
                                General Health
                                Systems Project,
                                6.80%, 11/1/16           8,351,558

 Baa       BBB-       10,000    Maricopa County, AZ
                                (Sun Health
                                Corporation),
                                8.125%, 4/1/12          10,952,000

 Baa       NR          2,000    Marshall County, AL
                                (Guntersville-Arab
                                Medical Center),
                                7.00%, 10/1/09           2,090,340

 Baa       NR          2,000    Marshall County, AL
                                (Guntersville-Arab
                                Medical Center),
                                7.00%, 10/1/13           2,084,580

 Baa3      BB          3,900    Massachusetts HEFA
                                (Milford-Whitinsville
                                Hospital), 7.75%,
                                7/15/17                  4,085,640

 Ba2       NR          5,000    Mississippi
                                Hospital Equipment
                                and Facilities
                                Authority (Magnolia
                                Hospital), 7.375%,
                                10/1/21                  5,068,000

 A3        BBB+       10,000    Philadelphia, PA
                                (Albert Eistein
                                Medical Center),
                                7.00%, 10/1/21          10,447,100

 Ba2       BBB+        9,000    Philadelphia, PA,
                                Graduate Health
                                System Obligated
                                Group, 6.625%,
                                7/1/21                   8,828,640

 Baa       NR          2,000    Prince George's
                                County, MD (Greater
                                SouthEast
                                Healthcare System),
                                6.375%, 1/1/23           1,941,960

 Baa1      BBB+       10,000    Randolph County
                                Building
                                Commission, WV
                                (Davis Memorial
                                Hospital), 7.65%,
                                11/1/21                 10,700,600

 NR        BBB-        8,000    Scranton-Lackawanna
                                Health and Welfare
                                Authority, PA
                                (Moses Taylor
                                Hospital), 8.25%,
                                7/1/09                   8,564,000


                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D




Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)     Security             Value
---------------------------------------------------------------------
Hospitals (continued)
---------------------------------------------------------------------
NR        BBB-     $  4,500    Scranton-Lackawanna
                               Health and Welfare
                               Authority, PA
                               (Moses Taylor
                               Hospital), 8.50%,
                               7/1/20                  $   4,849,560

Baa3      BBB         8,000    South Dakota Health
                               and Educational
                               Finance Authority,
                               Prarie Lakes Health
                               Care System Issue,
                               7.25%, 4/1/22               8,423,200

NR        NR          4,900    Winslow, AZ,
                               Industrial
                               Development
                               Authority (Winslow
                               Memorial Hospital),
                               9.50%, 6/1/22               5,395,880
---------------------------------------------------------------------
                                                       $ 225,752,773
---------------------------------------------------------------------

Hotels -- 0.3%
---------------------------------------------------------------------
NR        NR       $  1,046    Illinois
                               Development Finance
                               Authority (Comfort
                               Inn - O'Hare),
                               2.50%, 5/1/16           $     575,053

NR        NR          1,929    Illinois
                               Development Finance
                               Authority (Comfort
                               Inn - O'Hare),
                               10.00%, 5/1/16              2,082,860

NR        NR          1,025    Kirksville, MO,
                               Industrial
                               Development
                               Authority (Holiday
                               Inn), 10.50%,
                               7/1/03/(3)/                   461,250

NR        NR          3,615    Kirksville, MO,
                               Industrial
                               Development
                               Authority (Holiday
                               Inn), 11.00%,
                               7/1/16/(3)/                 1,626,750

NR        NR          4,205    Niagara County, NY,
                               Industrial
                               Development
                               Authority
                               (Wintergarden Inn
                               Associates), 9.75%,
                               6/1/11/(3)/                 1,682,000
---------------------------------------------------------------------
                                                       $   6,427,913
---------------------------------------------------------------------

Housing -- 2.8%
---------------------------------------------------------------------
Aa        AA-      $  9,600    California Housing
                               Finance Agency
                               (AMT), Residual
                               Interest Bonds,
                               Variable, 8/1/23/(4)/   $  10,020,000

NR        NR          9,405    Lake Creek
                               Affordable Housing
                               Corp., Multifamily
                               Housing, 8.00%,
                               12/1/23                     9,742,357

NR        NR          8,000    Los Angeles County
                               Housing Authority,
                               CA, Multifamily
                               Housing, Corporate
                               Fund for Housing
                               Projects, 10.50%,
                               12/1/29                     7,853,520

NR        NR          1,300    Lucas County,
                               County Creek
                               Project (AMT),
                               8.00%, 7/1/26               1,243,411

NR        A           1,000    Maricopa County,
                               AZ, Industrial
                               Development
                               Authority,
                               Multifamily, 6.45%,
                               1/1/17                      1,019,690

NR        A           5,675    Maricopa County,
                               AZ, Industrial
                               Development
                               Authority,
                               Multifamily,
                               6.625%, 1/1/27              5,797,410

NR        NR          2,185    Minneapolis
                               Community
                               Development,
                               Multifamily
                               (Lindsay Brothers),
                               1.50%, 12/1/07              1,127,242

NR        NR          3,240    Minneapolis
                               Community
                               Development,
                               Multifamily
                               (Lindsay Brothers),
                               9.50%, 12/1/07              3,394,678

NR        NR          4,740    North Little Rock,
                               AR, Residential
                               Housing Facilities
                               (Parkstone Place),
                               9.75%, 8/1/21               4,942,445

NR        NR          8,745    North Miami, FL,
                               Health Care
                               Facilities (The
                               Imperial Club),
                               9.25%, 1/1/13               9,701,616

NR        NR          4,000    North Miami, FL,
                               Health Care
                               Facilities (The
                               Imperial Club),
                               10.00%, 1/1/13              3,805,120

NR        NR          1,600    Pittsfield
                               Township, MI
                               (Economic
                               Development Corp),
                               7.875%, 8/15/27             1,476,928
---------------------------------------------------------------------
                                                       $  60,124,417
---------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 17.1%
---------------------------------------------------------------------
Baa2      BBB      $ 23,660    Alliance Airport
                               Authority Texas,
                               (Federal Express),
                               (AMT), 6.375%,
                               4/1/21                  $  23,651,246

NR        NR          7,500    Austin, TX
                               (Cargoport
                               Development LLC)
                               (AMT), 8.30%,
                               10/1/21                     7,577,400

NR        NR          2,000    Camden County, NJ,
                               Holt Hauling and
                               Warehousing System,
                               Inc. Project (AMT),
                               9.875%, 1/1/21              2,212,900

Baa2      NR          3,000    Camden, AL,
                               MacMillan Bloedel
                               Project, 7.75%,
                               5/1/09                      3,209,340

Baa2      BBB+        6,050    Carbon County, UT
                               (Laidlaw) (AMT),
                               7.50%, 2/1/10               6,634,188


                       See notes to financial statements

National Municipals Portfolio  as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)     Security                    Value
----------------------------------------------------------------------------
Industrial Development Revenue / Pollution
Control Revenue (continued)
----------------------------------------------------------------------------
Baa2      BB+      $ 28,000    Chicago, IL, O'Hare
                               International (American
                               Airlines), 7.875%, 11/1/25     $  30,265,479

Baa2      BB+        20,275    Chicago, IL, O'Hare
                               International, (American
                               Airlines), 8.20%, 12/1/24         23,763,922

NR        NR          4,140    College Park, GA (Airport
                               Parking Venture), 7.00%,
                               5/15/16                            3,696,606

Baa1      BBB        24,000    Courtland, AL (Champion
                               International Corporation)
                               (AMT), 7.00%, 6/1/22              25,024,320

Baa2      BB+        41,000    Dallas-Fort Worth, TX,
                               International Airport Facility
                               (American Airlines), 7.25%,
                               11/1/30                           43,900,749

Baa3      BB         52,500    Denver, CO, (United Airlines)
                               (AMT), 6.875%, 10/1/32            54,393,149

Ba1       BB+        12,175    Farmington, NM, Pollution
                               Control Revenue, 6.375%,
                               4/1/22                            12,254,138

Baa1      BBB        11,480    Gulf Coast Waste Disposal, TX
                               (Champion International Corp.)
                               (AMT), 6.875%, 12/1/28            11,937,593

NR        NR          5,928    Gwinnett County, GA
                               (Plastics/Packaging, Inc.)
                               (AMT), 9.00%, 5/1/13/(3)/          3,556,542

NR        NR          6,500    Kimball, NE, Economic
                               Development Authority, (Clean
                               Harbors Inc.) (AMT), 10.75%,
                               9/1/26                             6,550,050

NR        NR          2,000    Los Angeles International
                               Airport (Continental Airlines)
                               (AMT), 9.00%, 8/1/08               2,117,500

Baa1      BBB        10,000    Maine Finance Authority,
                               (Great Northern Paper, Inc.,
                               Project - Bowater Inc.)
                               (AMT), 7.75%, 10/1/22             10,851,200

NR        BBB         5,000    Maine Solid Waste Disposal
                               (Boise Cascade Corp.) (AMT),
                               7.90%, 6/1/15                      5,400,750

NR        NR          1,700    Massachusetts Industrial
                               Finance Agency (Boston Beer
                               Co.) (AMT), 11.50%,
                               7/15/07                            1,781,566

Baa1      BBB         5,000    McMinn County,TN (Calhoun
                               Newsprint Co. Project - Bowater
                               Inc.) (AMT), 7.40%,
                               12/1/22                            5,366,100

NR        NR         10,000    Michigan Strategic (S.D.
                               Warren Co.), 7.375%,
                               1/15/22                           10,378,700

NR        NR         15,000    Michigan Strategic (S.D.
                               Warren Co.), 7.375%,
                               1/15/22                           15,568,050

NR        NR          4,100    Middleboro, MA (Read Corp.),
                               9.50%, 10/1/10                     4,096,761

NR        NR         17,000    New Jersey Economic
                               Development Authority (Holt
                               Hauling and Warehouse),
                               7.80%, 12/15/16                   16,966,170

NR        NR          1,500    New Jersey Economic
                               Development Authority (Holt
                               Hauling and Warehouse),
                               7.80%, 12/15/16                    1,496,880

Baa2      BBB-        7,500    Pennsylvania (MacMillan
                               Bloedel) (AMT), 7.60%,
                               12/1/20                            8,311,050

NR        BBB+       10,000    Pennsylvania (Sun Company,
                               Inc.), (AMT), 7.60%,
                               12/1/24                           11,078,100

B1        B           2,000    Riverdale Village, IL, ACME
                               Metals, Inc. Project (AMT),
                               7.95%, 4/1/25                      1,989,340

B1        B           2,585    Riverdale Village, IL, ACME
                               Metals, Inc. Project, (AMT),
                               7.90%, 4/1/24                      2,683,489

NR        NR          4,000    Savannah, GA (Intercat-
                               Savannah Inc.) (AMT), 9.00%,
                               1/1/15                             4,234,800

Aa3       NR          2,605    Savannah, GA (Intercat-
                               Savannah, Inc.) (AMT),
                               9.75%, 7/1/10                      2,773,049

NR        NR          1,000    State of Ohio, Solid Waste
                               (Republic Engineered Steel,
                               Inc.) (AMT), 9.00%, 6/1/21         1,006,630
----------------------------------------------------------------------------
                                                              $ 364,727,757
----------------------------------------------------------------------------

Insured Electric Utilities -- 4.9%
----------------------------------------------------------------------------
Aaa       AAA      $ 32,000    Intermountain Power Agency,
                               UT (MBIA), 5.75%, 7/1/19/(2)/  $  31,386,879

Aaa       AAA        10,000    Intermountain Power Agency,
                               UT (MBIA), 6.00%, 7/1/16          10,011,000

Aaa       AAA        10,000    Los Angeles, CA, Department of
                               Water and Power (MBIA),
                               5.00%, 10/15/33                    8,557,800

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)    Security              Value
---------------------------------------------------------------------
Insured Electric Utilities (continued)
---------------------------------------------------------------------
 Aaa      AAA       $ 21,000    Sacramento, CA,
                                Municipal Utility
                                District, (MBIA),
                                4.75%, 9/1/21/(1)/    $  17,598,000

 Aaa      AAA         16,500    Sacramento, CA,
                                Municipal Utility
                                District,
                                (MBIA),Variable,
                                11/15/15/(4)/            15,035,625

 Aaa      AAA          7,500    South Carolina
                                Public Services,
                                Forwards, Series
                                96A, (FGIC), 5.75%,
                                1/1/22                    7,348,950

 Aaa      AAA         15,350    South Carolina
                                Public Services,
                                Residual Interest
                                Bonds, (FGIC),
                                Variable, 1/1/25/(4)/    11,205,500

 Aaa      AAA          2,675    Washington Public
                                Power Supply
                                System, Nuclear
                                Project Number 2,
                                (MBIA), 14.375%,
                                7/1/01                    3,326,684
---------------------------------------------------------------------
                                                      $ 104,470,438
---------------------------------------------------------------------

Insured General Obligations -- 1.2%
---------------------------------------------------------------------
 Aaa      AAA       $ 19,500    State of California
                                (FGIC), 4.75%,
                                9/1/23                $  16,277,625

 Aaa      AAA         10,000    State of California
                                (FSA), 4.75%, 9/1/18      8,476,800
---------------------------------------------------------------------
                                                      $  24,754,425
---------------------------------------------------------------------

Insured Hospitals -- 0.9%
---------------------------------------------------------------------
 Aaa      AAA       $ 10,000    Louisville, KY
                                (Alliant Health
                                System, Inc.)
                                (MBIA), Variable,
                                10/1/14/(4)/          $  11,112,500

 Aaa      AAA          7,000    Montgomery, PA
                                (Abington Memorial
                                Hospital) (AMBAC),
                                Variable,
                                7/5/11/(4)/               7,936,250
---------------------------------------------------------------------
                                                      $  19,048,750
---------------------------------------------------------------------

Insured Housing -- 0.4%
---------------------------------------------------------------------
 NR       NR        $  7,525    SCA Multifamily
                                Mortgage,
                                Industrial
                                Development Board,
                                Hamilton County,
                                TN, (AMT) (FSA),
                                7.35%, 1/1/30         $   8,154,692
---------------------------------------------------------------------
                                                      $   8,154,692
---------------------------------------------------------------------

Insured Industrial Development Revenue /
Pollution Control Revenue -- 0.5%
---------------------------------------------------------------------
 Aaa      AAA       $ 11,950    Chicago, IL (The
                                Peoples Gas Light
                                and Coke Company)
                                (AMT), (AMBAC),
                                Residual Interest
                                Bonds, Variable,
                                12/1/23/(4)/          $  10,665,375
---------------------------------------------------------------------
                                                      $  10,665,375
---------------------------------------------------------------------

Insured Special Tax Revenue -- 5.9%
---------------------------------------------------------------------
 Aaa      AAA       $ 20,000    Los Angeles County,
                                CA, Metropolitan
                                Transportation
                                (AMBAC), 4.75%,
                                7/1/18                $  17,007,200

 Aaa      AAA         92,995    Metropolitan Pier
                                and Exposition
                                Authority, IL,
                                McCormick Place
                                Expansion Project
                                (FGIC), 0%,
                                6/15/29                  13,142,053

 Aaa      AAA         92,995    Metropolitan Pier
                                and Exposition
                                Authority, IL,
                                McCormick Place
                                Expansion Project,
                                (MBIA), 0%, 6/15/28      13,978,078

 NR       NR           9,800    Metropolitan Pier
                                and Exposition
                                Authority, IL,
                                McCormick Place
                                Expansion Project,
                                Residual Interest
                                Bonds, (MBIA),
                                Variable,
                                6/15/27/(4)/              9,677,500

 Aaa      AAA         10,655    Rancho Mirage, CA,
                                Water District
                                Financing, (AMBAC),
                                4.75%, 8/15/21            8,930,169

 Aaa      AAA         13,350    Rancho Mirage, CA,
                                Whitewater
                                Redevelopment
                                Project, (MBIA),
                                5.00%, 4/1/24/(1)/       11,729,043

 Aaa      AAA          3,415    Regional
                                Transportation
                                Authority, LA
                                (FGIC), 0%, 12/1/12       1,398,613

 Aaa      AAA         10,935    Regional
                                Transportation
                                Authority, LA
                                (FGIC), 0%, 12/1/15       3,673,395

 Aaa      AAA         10,000    Regional
                                Transportation
                                Authority, LA
                                (FGIC), 0%, 12/1/21       2,307,600

 Aaa      AAA         40,000    South Orange, CA,
                                Public Financing,
                                Foothill Area,
                                (FGIC), 5.50%,
                                8/15/15/(1)/             37,746,399

 Aaa      AAA          7,000    Utah Municipal
                                Finance Corp.,
                                Local Government
                                Revenue, (FSA), 0%,
                                3/1/10                    3,395,560



                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000
Moody's   & Poor's  omitted)  Security             Value
--------------------------------------------------------------------------------

Insured   Special   Tax Revenue (continued)
--------------------------------------------------------------------------------
 Aaa      AAA       $ 6,000   Utah Municipal
                              Finance Corp.,
                              Local Government
                              Revenue, (FSA), 0%,
                              3/1/11               $  2,733,420
--------------------------------------------------------------------------------
                                                   $125,719,030
--------------------------------------------------------------------------------


Insured Transportation -- 3.8%
--------------------------------------------------------------------------------
 Aaa      AAA    $23,015    Massachusetts State
                            Turnpike Authority
                            (FGIC), 5.125%,
                            1/1/23                $ 20,624,202

 Aaa      AAA     19,000    Massachusetts State
                            Turnpike Authority
                            (MBIA), 5.00%,
                            1/1/20                  16,839,510

 Aaa      AAA      1,000    Massachusetts State
                            Turnpike Authority
                            (MBIA), 5.00%,
                            1/1/20                     886,290

 Aaa      AAA     14,400    Metropolitan
                            Washington DC
                            Airport Authority
                            (MBIA), Variable,
                            7.735%, 4/1/21 /(4)/    13,464,000

 Aaa      AAA     18,200    Mobile, AL, Airport
                            Authority (MBIA),
                            6.375%, 10/1/14 /(1)/   19,238,128

 Baa      AAA     10,000    Triborough Bridge
                            and Tunnel
                            Authority, (MBIA),
                            Variable,
                            1/1/19 /(4)/            10,062,500
--------------------------------------------------------------------------------
                                                  $ 81,114,630
--------------------------------------------------------------------------------


Insured Water and Sewer -- 1.2%
--------------------------------------------------------------------------------
 Aaa      AAA    $10,000    Detroit, MI, Sewer
                            Revenue (FGIC),
                            Variable,
                            7/1/23 /(4)/          $  8,925,000

 Aaa      AAA      7,150    Harrisburg, PA,
                            Water Revenue
                            Bonds, Residual
                            Interest Bonds
                            (FGIC), Variable,
                            8/11/16 /(4)/            5,916,625

 Aaa      AAA     10,000    New York City
                            Municipal Water
                            Finance Authority,
                            (FSA), Variable,
                            6/15/21 /(4)/           10,462,500
--------------------------------------------------------------------------------
                                                  $ 25,304,125
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 0.6%
--------------------------------------------------------------------------------
 NR       NR     $ 6,645    Hardeman County, TN
                            (Correctional
                            Facilities Corp.),
                            7.75%, 8/1/17         $  6,660,616

 NR       A-       3,500    Plymouth County, MA
                            (Plymouth County
                            Correctional
                            Facility), 7.00%,
                            4/1/22                   3,842,860

 NR       NR       2,500    Saint Louis, MO,
                            Convention and
                            Sports Facility,
                            7.90%, 8/15/21           2,912,750
--------------------------------------------------------------------------------
                                                  $ 13,416,226
--------------------------------------------------------------------------------
Life Care -- 6.1%
--------------------------------------------------------------------------------
 NR       NR     $ 8,616    Albuquerque, NM,
                            First Mortgage
                            Industrial
                            Development
                            Revenue, (La Vida
                            Llena Retirement
                            Center), 8.625%,
                            2/1/20                $  8,980,198

 NR       NR       7,000    Albuquerque, NM,
                            First Mortgage
                            Industrial
                            Development
                            Revenue, (La Vida
                            Llena Retirement
                            Center), 8.85%,
                            2/1/23                   7,479,500

 NR       NR       5,744    Albuquerque, NM,
                            First Mortgage
                            Industrial
                            Development
                            Revenue, (La Vida
                            Lllena Retirement
                            Center), 2.25%,
                            2/1/23                   2,014,191

 NR       NR      10,000    Atlantic Beach,
                            Fixed Rate
                            Improvement, Fleet
                            Landing Project,
                            8.00%, 6/1/24           10,550,800

 NR       NR       5,200    Kansas City, MO
                            Industrial
                            Development
                            Authority
                            (Kingswood United
                            Methodist Manor),
                            9.00%, 11/15/13          5,481,892

 NR       NR      20,400    Loudoun County,
                            Industrial
                            Development
                            Authority (Falcons
                            Landing), 8.75%,
                            11/1/24                 21,404,904

 NR       NR       2,100    Loudoun County, VA,
                            Industrial
                            Development
                            Authority,
                            Residential Care
                            (Falcons Landing),
                            9.25%, 7/1/04            2,258,319

 NR       NR       1,950    New Hampshire
                            Higher Educational
                            and Health
                            Facilities
                            (Riverwoods at
                            Exeter), 8.00%,
                            3/1/01                   1,993,505

 NR       NR      10,000    New Hampshire
                            Higher Educational
                            and Health
                            Facilities
                            (Riverwoods at
                            Exeter), 9.00%,
                            3/1/23                  10,830,600

                       See notes to financial statements

National Municipals Portfolio  as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)
--------------------   Principal
                       Amount
            Standard   (000
Moody's     & Poor's   omitted)      Security                           Value
------------------------------------------------------------------------------------------

Life Care (continued)
------------------------------------------------------------------------------------------
 NR         NR         $ 3,500       New Jersey Economic
                                     Development Authority
                                     (Cadbury Corp.), 7.50%,
                                     7/1/21                             $  3,509,660

 NR         NR          20,000       New Jersey Economic
                                     Development Authority,
                                     Keswick Pines Project,
                                     8.75%, 1/1/24                        21,074,800

 NR         NR           5,800       Ridgeland, MS, Urban
                                     Renewal, The Orchard Project
                                     Series 1993A, 7.75%,
                                     12/1/15                               6,007,524

 NR         NR          13,955       Saint Tammany Public Finance,
                                     Christwood Project,  9.00%,
                                     11/15/25                             14,757,133

 NR         NR           4,500       Vermont Industrial
                                     Development Authority (Wake
                                     Robin Corp.), 8.75%,
                                     3/1/23                                4,819,140

 NR         NR           7,500       Vermont Industrial
                                     Development Authority (Wake
                                     Robin Corp.), 8.75%,
                                     4/1/23 /(5)/                          8,067,450
------------------------------------------------------------------------------------------
                                                                        $129,229,616
------------------------------------------------------------------------------------------

Miscellaneous -- 2.5%
------------------------------------------------------------------------------------------
 NR         NR         $ 6,530       American Samoa Economic
                                     Development, Executive Office
                                     Building, 10.125%, 9/1/08          $  7,062,587

 NR         NR           1,465       Atlanta, GA, Downtown
                                     Development Authority,
                                     (Central Atlanta Hospitality
                                     Childcare, Inc.), 8.00%,
                                     1/1/26                                1,418,882

 NR         A-           6,500       Los Angeles Regional Airports
                                     Improvement Corporation
                                     (LAXFuel) (AMT), 6.50%,
                                     1/1/32                                6,561,880

 NR         NR           4,585       Mille Lacs Capital
                                     Improvements (Mille Lacs Band
                                     of Chippewa Indians), 9.25%,
                                     11/1/12                               5,112,642

 NR         NR          22,500       New Jersey Sports and
                                     Exposition Authority,
                                     Monmouth Park Project,
                                     8.00%, 1/1/25                        24,701,850

 NR         NR          10,200       Orange County Community
                                     Activity Center Revenue Bonds,
                                     8.00%, 3/1/24                         9,638,184
-------------------------------------------------------------------------------------------
                                                                        $ 54,496,025
-------------------------------------------------------------------------------------------

Nursing Homes -- 7.7%
-------------------------------------------------------------------------------------------
 NR         NR         $13,550       Bell County, TX, (Riverside
                                     Healthcare, Inc. - Normandy
                                     Terrace), 9.00%, 4/1/23            $ 14,726,276

 NR         NR           4,600       Collier County, FL, IDA,
                                     Retirement Rental, (Beverly
                                     Enterprises - Florida, Inc.),
                                     10.75%, 3/1/03                        5,155,128

 NR         NR           5,000       Delaware County, PA
                                     (Mainline - Haverford Nursing
                                     and Rehabilitation Centers),
                                     9.00%, 8/1/22                         5,505,850

 NR         NR           5,460       Hillsborough County, FL,
                                     Industrial Development
                                     Authority, Center for
                                     Independent Living, Tampa
                                     Projects, 11.00%, 3/1/19 /(6)/        4,914,000

 NR         NR           4,650       Hillsborough County, FL,
                                     Industrial Development
                                     Authority, Center for
                                     Independent Living, Tampa
                                     Projects, 10.25%, 3/1/09 /(6)/        4,185,000

 Baa1       NR          10,000       Indianapolis, IN (National
                                     Benevolent Association - Robin
                                     Run Village), 7.625%,
                                     10/1/22                              10,752,500

 NR         NR           3,665       Lackawanna County, PA,
                                     Industrial Development
                                     Authority, (Edella Street
                                     Associates), 8.875%, 9/1/14           3,957,357

 NR         NR           3,270       Luzerne County, PA, Industrial
                                     Development Authority (River
                                     Street Associates), 8.75%,
                                     6/15/07                               3,508,350

 NR         NR           6,040       Massachusetts Health and
                                     Education Facilities Authority
                                     (Fairview Extended Care
                                     Services, Inc.), 10.125%,
                                     1/1/11                                6,794,638

 NR         NR          13,250       Massachusetts IFA, AGE
                                     Institute of Massachusetts
                                     Project, 8.05%, 11/1/25              13,360,505

 NR         NR          11,790       Mississippi Finance Corp.
                                     (Magnolia Healthcare), 7.99%,
                                     7/1/25                               11,674,222

 NR         NR           6,750       Missouri Health and Education
                                     Authority (Bethesda Health
                                     Group of Saint Louis Inc.),
                                     6.625%, 8/15/05                       6,887,295

 NR         NR          14,000       Missouri Health and Education
                                     Authority (Bethesda Health
                                     Group of Saint Louis, Inc.),
                                     7.50%, 8/15/12                       14,861,700

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
--------------------  Principal
                      Amount
          Standard    (000
Moody's   & Poor's    omitted)   Security               Value
--------------------------------------------------------------------------------

Nursing Homes (continued)
--------------------------------------------------------------------------------
 NR       NR          $12,500     Montgomery County,
                                  PA, Industrial
                                  Development
                                  Authority
                                  (Advancement of
                                  Geriatric Health
                                  Care Institute),
                                  8.375%, 7/1/23         $ 13,118,500

 NR       NR            5,000     New Jersey Economic
                                  Development
                                  Authority
                                  (Claremont Health
                                  System, Inc.),
                                  9.10%, 9/1/22             5,398,100

 NR       NR            5,915     New Jersey Economic
                                  Development
                                  Authority (Victoria
                                  Health
                                  Corporation),
                                  7.75%, 1/1/24             6,024,368

 NR       NR            3,110     Okaloosa County,
                                  (Beverly
                                  Enterprises-Florida,
                                  Inc.), 10.75%,
                                  10/1/03                   3,259,529

 NR       NR            3,500     Philadelphia, PA,
                                  The Philadelphia
                                  Protestant Home
                                  Project, 8.625%,
                                  7/1/21                    3,716,475

 Baa1     NR            3,870     Racine County, WI,
                                  Health Center,
                                  8.125%, 8/1/21            3,982,849

 NR       NR            5,000     Rhode Island Health
                                  and Education
                                  Building (Steere
                                  House), 8.25%,
                                  7/1/15                    5,259,900

 NR       NR            5,000     Sussex County, DE
                                  (Delaware Health
                                  Corporation),
                                  7.50%, 1/1/14             5,000,400

 NR       NR            5,000     Sussex County, DE
                                  (Delaware Health
                                  Corporation),
                                  7.60%, 1/1/24             5,000,400

 NR       NR            4,500     Tarrant County
                                  Health Facilities,
                                  TX (3927
                                  Foundation, Inc.),
                                  10.25%, 9/1/19            4,746,060

 NR       NR            2,500     Westmoreland
                                  County, PA,
                                  Industrial
                                  Development
                                  Authority (Highland
                                  Health Systems,
                                  Inc.), 9.25%, 6/1/22      2,677,800
--------------------------------------------------------------------------------
                                                         $164,467,202
--------------------------------------------------------------------------------

Pooled Loans -- 0.2%
--------------------------------------------------------------------------------
 A1       AA-         $ 5,000     Port Seattle, WA,
                                  6.00%, 12/1/14         $  5,028,050
--------------------------------------------------------------------------------
                                                         $  5,028,050
--------------------------------------------------------------------------------

Solid Waste -- 1.9%
--------------------------------------------------------------------------------
 Baa1     NR          $ 2,500     Mercer County, NJ,
                                  Improvement
                                  Authority (AMT),
                                  0%, 4/1/14             $    720,750

 Baa1     NR            5,000     Mercer County, NJ,
                                  Improvement
                                  Authority (AMT),
                                  0%, 4/1/15                1,339,800

 Baa1     NR           10,690     Mercer County, NJ,
                                  Improvement
                                  Authority (AMT),
                                  0%, 4/1/16                2,662,451

 NR       NR           35,000     Robbins, Cook
                                  County, IL (Robbins
                                  Resource Recovery
                                  Partners, L.P.),
                                  8.375%, 10/15/16         36,344,699
--------------------------------------------------------------------------------
                                                         $ 41,067,700
--------------------------------------------------------------------------------

Special Tax Revenue -- 0.2%
--------------------------------------------------------------------------------
 Baa      BBB        $ 3,815      Inglewood, CA
                                  Public Financing
                                  Authority, In-Town,
                                  Manchester-Prairie
                                  and North Inglewood
                                  Industrial Park
                                  Redevelopment
                                  Projects-Redevelopment
                                  Loans, 7.00%, 5/1/22   $  4,028,907
--------------------------------------------------------------------------------
                                                         $  4,028,907
--------------------------------------------------------------------------------

Transportation -- 6.7%
--------------------------------------------------------------------------------
 Baa      BBB         $ 8,000     Denver, CO, Airport
                                  System Revenue
                                  (AMT), 7.00%,
                                  11/15/25               $  8,326,240

 Baa      BBB           5,725     Denver, CO, Airport
                                  System Revenue
                                  (AMT), 7.50%,
                                  11/15/23                  6,281,470

 A        A-            5,000     Hawaii Airport
                                  System (AMT),
                                  7.00%, 7/1/18             5,327,250

 Aaa      NR           13,008     Indiana
                                  Transportation
                                  Finance Authority,
                                  6.25%, 11/1/16           14,071,274

 A2       NR            3,492     Indiana
                                  Transportation
                                  Finance Authority,
                                  6.25%, 11/1/16            3,590,335

 A1       A+            5,500     Massachusetts State
                                  Turnpike Authority,
                                  5.00%, 1/1/20             4,880,865

 A1       AA-          15,000     Port Authority of
                                  New York and
                                  New Jersey (AMT),
                                  Variable,
                                  1/15/27 /(4)/            15,768,750

 NR       NR           35,100     San Joaquin Hills,
                                  CA, Toll Roads, 0%,
                                  1/1/17                    9,847,656

 NR       NR           54,400     San Joaquin Hills,
                                  CA, Toll Roads, 0%,      14,311,008
                                  1/1/18

 NR       NR           46,210     San Joaquin Hills,
                                  CA, Toll Roads, 0%,
                                  1/1/20                   10,571,462

 NR       NR           72,685     San Joaquin Hills,
                                  CA, Toll Roads, 0%,
                                  1/1/21                   15,441,201

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)     Security                   Value
--------------------------------------------------------------------------------

Transportation (continued)
--------------------------------------------------------------------------------
 NR       NR       $ 29,225       San Joaquin Hills,
                                  CA, Toll Roads, 0%,
                                  1/1/22                    $    5,816,652

 NR       NR         45,045       San Joaquin Hills,
                                  CA, Toll Roads, 0%,
                                  1/1/23                         8,399,091

 NR       NR        108,260       San Joaquin Hills,
                                  CA, Toll Roads, 0%,
                                  1/1/24                        18,911,939

 NR       NR         15,000       San Joaquin Hills,
                                  CA, Toll Roads, 0%,
                                  1/1/25                         2,454,900
--------------------------------------------------------------------------------
                                                            $  144,000,093
--------------------------------------------------------------------------------

Water and Sewer -- 0.5%
--------------------------------------------------------------------------------
 A2       A-       $ 10,000       New York City
                                  Municipal Water
                                  Finance Authority,
                                  6.25%, 6/15/21            $   10,166,600
--------------------------------------------------------------------------------
                                                            $   10,166,600
--------------------------------------------------------------------------------

Total Tax-Exempt Investments
    (identified cost $1,984,862,205)                        $2,133,979,386
--------------------------------------------------------------------------------

Taxable Investment -- 0.0%


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000
Moody's   & Poor's   omitted)      Security                  Value
--------------------------------------------------------------------------------

Life Care -- 0.0%
--------------------------------------------------------------------------------
 NR       NR        $   725       Ridgeland, MS,
                                  Urban Renewal, The
                                  Orchard Limited
                                  Project, Series
                                  1993B, 9.000%,
                                  12/1/00                   $      730,278
--------------------------------------------------------------------------------
                                                            $      730,278
--------------------------------------------------------------------------------

Total Taxable Investment
    (identified cost $725,000)                              $      730,278
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $1,985,587,205)                        $2,134,709,664
--------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover when-issued securities.

/(2)/ When-issued security.

/(3)/ Non-income producing security.

/(4)/ Security has been issued as an inverse floater bond.

/(5)/ Security has been segregated to cover margin requirements on open financial futures contracts.

/(6)/ The Portfolio is accruing only partial interest on this security.

At March 31, 1997 the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:

           California  12.6%
           Others, representing less than 10% individually  87.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 1997, 18.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 8.7% of total investments.

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities



As of March 31, 1997

Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost basis $1,985,587,205)                     $ 2,134,709,664

Cash                                                                       922

Receivable for investments sold                                      9,814,585

Interest receivable                                                 39,304,269

Deferred organization expenses (Note 1D)                                17,345
--------------------------------------------------------------------------------
Total assets                                                   $ 2,183,846,785
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Demand note payable (Note 5)                                   $    44,769,000

Payable for investments purchased                                   33,326,180

Payable to affiliate Trustees' fees (Note 2)                             7,300

Accrued expenses                                                       177,812
--------------------------------------------------------------------------------
Total liabilities                                              $    78,280,292
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio      $ 2,105,566,493
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals        $ 1,956,444,034

Net unrealized appreciation of investments
    (computed on basis of identified cost)                         149,122,459
--------------------------------------------------------------------------------
Total                                                          $ 2,105,566,493
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
March 31, 1997

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                                  $  77,255,187
--------------------------------------------------------------------------------
Total income                                                     $  77,255,187
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                  $   4,810,748

Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                          14,616

Interest expense (Note 5)                                              700,129

Custodian fee                                                          169,643

Legal and accounting services                                           75,215

Amortization of organization expenses (Note 1D)                          9,730

Miscellaneous                                                           59,379
--------------------------------------------------------------------------------
Total expenses                                                   $   5,839,460
--------------------------------------------------------------------------------

Net investment income                                            $  71,415,727
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --

    Investment transactions (identified cost basis)              $  15,122,044

    Financial futures contracts                                    (18,889,375)
--------------------------------------------------------------------------------
Net realized loss on investments transactions                    $  (3,767,331)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --

    Investments (identified cost basis)                          $ (13,338,322)

    Financial futures contracts                                      5,721,300
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                               $  (7,617,022)
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments                  $ (11,384,353)
--------------------------------------------------------------------------------

Net increase in net assets from operations                       $  60,031,374
--------------------------------------------------------------------------------

                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                     Six Months Ended
Increase (Decrease)                  March 31, 1997       Year Ended
in Net Assets                        (Unaudited)          September 30, 1996
-------------------------------------------------------------------------------
From operations --

    Net investment income             $    71,415,727        $   150,829,621

    Net realized gain (loss) on
      investments                          (3,767,331)             1,307,718

    Net change in unrealized
      appreciation (depreciation)
      of investments                       (7,617,022)            21,364,900
-------------------------------------------------------------------------------
Net increase in net assets
    from operations                   $    60,031,374        $   173,502,239
-------------------------------------------------------------------------------
Capital transactions--

    Contributions                     $   152,809,022        $   517,368,709

    Withdrawals                          (319,751,905)          (739,039,309)
-------------------------------------------------------------------------------
Net decrease in net assets
    resulting from capital
    transactions                      $  (166,942,883)       $  (221,670,600)
-------------------------------------------------------------------------------

Total decrease in net assets          $  (106,911,509)       $   (48,168,361)
-------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------
At beginning of period                $ 2,212,478,002        $ 2,260,646,363
-------------------------------------------------------------------------------
At end of period                      $ 2,105,566,493        $ 2,212,478,002
-------------------------------------------------------------------------------


                      See notes to financial statements

National Municipals Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data



                                                            Six MonthsEnded                  Year Ended September 30,
                                                            March 31, 1997   ------------------------------------------------------
                                                            (Unaudited)        1996            1995           1994         1993*
-----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                                  0.54%+        0.49%           0.50%          0.50%        0.47%+
Net expenses after custodian fee reduction                         0.54%+        0.48%           0.49%            --           --
Net investment income                                              6.55%+        6.65%           7.00%          6.55%        6.58%+

Portfolio Turnover                                                   10%           19%             54%            40%          13 %
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                     $2,105,566    $2,212,478      $2,260,646     $2,210,936   $2,083,322
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, February 1, 1993, to September 30, 1993.

/(1)/ The expense ratios for the year ended September 30, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

National Municipals Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

  G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued or delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis.

National Municipals Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



  J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  K Interim Financial Information -- The interim financial statements relating to March 31, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 1997, the fee was equivalent to 0.44% (annualized) of the Portfolio's average net assets for such period and amounted to $4,810,748. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.


3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $216,993,467 and $301,600,458, respectively.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1997, as computed on a federal income tax basis, were as follows:


  Aggregate cost                                               $1,985,587,205
  ------------------------------------------------------------------------------

  Gross unrealized appreciation                                $  165,519,624

  Gross unrealized depreciation                                   (16,397,165)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                  $  149,122,459
  ------------------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowing will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. For the six months ended March 31, 1997, the average daily loan balance was $11,098,132 and the average interest rate was 6.22%. The maximum borrowings at any month end during the six months ended March 31, 1997 was $91,316,000. At March 31, 1997, the Portfolio had a balance outstanding pursuant to this line of credit of $44,769,000.


6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  There were no outstanding obligations under these financial instruments at March 31, 1997.

EV Classic National Municipals Fund as of March 31, 1997

INVESTMENT MANAGEMENT


EV Classic National Municipals Fund


Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


National Municipals Portfolio


Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser of
National Municipals Portfolios
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Classic
National Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




EV Classic National Municipals Fund
24 Federal Street
Boston, MA 02110





--------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    C-HMSRC-5/97